Other Operating Gains (Losses), Net (Details) $ in Thousands, $ in Millions			3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2020 Megahertz	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)
Other Operating Gains (Losses), Net [Line Items]
Proceeds amount					$ 5,600
Purchase price					3,250
Working capital					2,300
Gain on disposal of subsidiaries			$ 3,600	$ 3,600
Consideration received				$ 5,300
Net of cash held in the subsidiaries					$ 1,700
Number of megahertz (in Megahertz) | Megahertz		300
Clearing deadlines					• Phase I: to clear 120 megahertz (3.7 – 3.82 Ghz) by December 5, 2021; and• Phase II: to clear remaining 180 megahertz (3.82 – 4.0 Ghz) by December 5, 2023.	• Phase I: to clear 120 megahertz (3.7 – 3.82 Ghz) by December 5, 2021; and• Phase II: to clear remaining 180 megahertz (3.82 – 4.0 Ghz) by December 5, 2023.
Recognized amount					$ 571,044		$ 704,161	$ 759,169
Received payament									$ 42,900
Accrued liabilities (in Dollars)	[1]				50,324		39,056
Impairment of intangible assets					$ 39,700	$ 191.0	66,000
Bottom of range [member]
Other Operating Gains (Losses), Net [Line Items]
Number of megahertz (in Megahertz) | Megahertz		3,700
Top of range [member]
Other Operating Gains (Losses), Net [Line Items]
Number of megahertz (in Megahertz) | Megahertz		4,000
C-Band Clearing Program [Member]
Other Operating Gains (Losses), Net [Line Items]
Recognized amount									$ 108,500	$ 84.8
Accrued liabilities (in Dollars)											$ 259.6
Satellites [Member]
Other Operating Gains (Losses), Net [Line Items]
Impairment of intangible assets						$ 36.3
Impairment [Member]
Other Operating Gains (Losses), Net [Line Items]
Intangible assets of property and other equipment							$ 13,800

[1]	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.